Chicago New York Washington, DC London San Francisco Los Angeles Singapore Dallas
vedderprice.com
April 5, 2022
Renee M. Hardt Shareholder +1 312 609 7616 rhardt@vedderprice.com

Securities and Exchange Commission 100 F Street NE Washington, D.C. 20549

Re:	The Oberweis Funds File Nos. 33-9093 and 811-4854

To The Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated April 1, 2022 and Statement of Additional Information dated April 1, 2022 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours, /s/ Renee M. Hardt Renee M. Hardt

RMH/ser

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.